Mineral Properties (Details) - Schedule of Mineral Properties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance	$ 145,219,086	$ 136,079,578
Exploration costs:
Balance	267,209,138	145,219,086
Reclassification
Reclassification to mining properties	(5,301,820)
Exploration Cost [Member]
Exploration costs:
Drilling	7,300	197,422
Acquisition, maintenance and lease fees	122,226,646	3,543,418
Consulting	145,587
Permitting & Licensing		840,232
Personnel	685,009	821,666
Impairment	(1,537,826)
Recoveries		(22,000)
Resource review		214,489
Divestment [Member]
Divestment:
Divestment of mineral interest	(3,168,361)	(28,485)
Assets held for sale	728,882	(728,882)
Project development costs [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance	145,219,086
Exploration costs:
Construction of wellfields	1,060,260	1,670,151
Drilling	5,898,856	2,109,835
Personnel	1,245,519	521,662
Balance		145,219,086
Arizona [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance		900,719
Exploration costs:
Balance	875,310
Reclassification
Reclassification to mining properties
Arizona [Member] | Exploration Cost [Member]
Exploration costs:
Drilling
Acquisition, maintenance and lease fees	99,415	111,004
Consulting	141
Permitting & Licensing
Personnel		4,500
Impairment
Recoveries
Resource review		118,500
Arizona [Member] | Divestment [Member]
Divestment:
Divestment of mineral interest	(358,969)
Assets held for sale	358,969	(358,969)
Arizona [Member] | Project development costs [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance	775,754
Exploration costs:
Construction of wellfields
Drilling
Personnel
Balance		775,754
Colorado [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance		619,902
Exploration costs:
Balance	595,422
Reclassification
Reclassification to mining properties
Colorado [Member] | Exploration Cost [Member]
Exploration costs:
Drilling
Acquisition, maintenance and lease fees	4,544
Consulting	4,566
Permitting & Licensing		(30,280)
Personnel	8,069	8,621
Impairment
Recoveries		(20,000)
Resource review
Colorado [Member] | Divestment [Member]
Divestment:
Divestment of mineral interest
Assets held for sale
Colorado [Member] | Project development costs [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance	578,243
Exploration costs:
Construction of wellfields
Drilling
Personnel
Balance		578,243
New Mexico [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance		4,395,822
Exploration costs:
Balance	2,521,503
Reclassification
Reclassification to mining properties
New Mexico [Member] | Exploration Cost [Member]
Exploration costs:
Drilling
Acquisition, maintenance and lease fees	49,370	472,401
Consulting	138
Permitting & Licensing
Personnel
Impairment
Recoveries
Resource review		37,125
New Mexico [Member] | Divestment [Member]
Divestment:
Divestment of mineral interest	(2,433,353)
Assets held for sale
New Mexico [Member] | Project development costs [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance	4,905,348
Exploration costs:
Construction of wellfields
Drilling
Personnel
Balance		4,905,348
South Dakota [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance		85,667,919
Exploration costs:
Balance	86,713,367
Reclassification
Reclassification to mining properties
South Dakota [Member] | Exploration Cost [Member]
Exploration costs:
Drilling
Acquisition, maintenance and lease fees	312,927
Consulting	4,742
Permitting & Licensing		251,863
Personnel	174,850	301,066
Impairment
Recoveries
Resource review
South Dakota [Member] | Divestment [Member]
Divestment:
Divestment of mineral interest
Assets held for sale
South Dakota [Member] | Project development costs [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance	86,220,848
Exploration costs:
Construction of wellfields
Drilling
Personnel
Balance		86,220,848
Texas [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance		1,455,206
Exploration costs:
Balance	132,454,908
Reclassification
Reclassification to mining properties	(5,301,820)
Texas [Member] | Exploration Cost [Member]
Exploration costs:
Drilling	7,300	197,422
Acquisition, maintenance and lease fees	121,414,182	2,523,123
Consulting	96,937
Permitting & Licensing		339,225
Personnel	426,773	280,341
Impairment	(1,537,168)
Recoveries
Resource review		47,104
Texas [Member] | Divestment [Member]
Divestment:
Divestment of mineral interest
Assets held for sale
Texas [Member] | Project development costs [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance	9,144,069
Exploration costs:
Construction of wellfields	1,060,260	1,670,151
Drilling	5,898,856	2,109,835
Personnel	1,245,519	521,662
Balance		9,144,069
Utah [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance		1,804,283
Exploration costs:
Balance	1,890,166
Reclassification
Reclassification to mining properties
Utah [Member] | Exploration Cost [Member]
Exploration costs:
Drilling
Acquisition, maintenance and lease fees	49,910	39,566
Consulting	552
Permitting & Licensing		5,698
Personnel		19,620
Impairment	(658)
Recoveries		(2,000)
Resource review		1,680
Utah [Member] | Divestment [Member]
Divestment:
Divestment of mineral interest		(28,485)
Assets held for sale
Utah [Member] | Project development costs [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance	1,840,362
Exploration costs:
Construction of wellfields
Drilling
Personnel
Balance		1,840,362
Wyoming [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance		41,235,727
Exploration costs:
Balance	42,158,462
Reclassification
Reclassification to mining properties
Wyoming [Member] | Exploration Cost [Member]
Exploration costs:
Drilling
Acquisition, maintenance and lease fees	296,298	397,324
Consulting	38,511
Permitting & Licensing		273,726
Personnel	75,317	207,518
Impairment
Recoveries
Resource review		10,080
Wyoming [Member] | Divestment [Member]
Divestment:
Divestment of mineral interest	(376,039)
Assets held for sale	369,913	(369,913)
Wyoming [Member] | Project development costs [Member]
Mineral Properties (Details) - Schedule of Mineral Properties [Line Items]
Balance	41,754,462
Exploration costs:
Construction of wellfields
Drilling
Personnel
Balance		$ 41,754,462